Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Renconciliation

A reconciliation of the statutory U.S. Federal rate to the Company’s effective tax rate is as follows:

	December 31,
	2019	2018
Federal income tax benefit at statutory rate	21.00%	21.00%
State income tax, net of federal benefits	5.44%	7.80%
Permanent items	(0.01)%	(9.88)%
Return to Provision	(1.85)%	-%
Other	-%	0.49%
Change in valuation allowance	(24.58)%	(19.41)%
Provision for income taxes	-	-

Schedule of Deferred Tax Assets

The tax effect of temporary differences that gave rise to significant portion of the deferred tax assets were as follows:

	December 31,
	2019	2018
Net operating loss carryforwards - Federal	$3,619,000	$2,785,000
Net operating loss carryforwards - State	2,115,000	1,827,000
Stock based compensation	1,470,000	1,335,000
Capital loss carryforward	2,721,000	2,776,000
Capitalized Software	(148,000)	(182,000)
Settlement reserve	140,000	122,000
Depreciation and amortization	(50,000)	1,000
Allowance for doubtful accounts	18,000	15,000
Valuation allowance	(9,885,000)	(8,679,000)
Net deferred tax assets	$-	$-